Reserves	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Reserves
15. Reserves

TCHF	December 31, 2023	December 31, 2022
Share premium (note 15.1)	214,180	215,688
Share-based payment reserve (note 15.2)	5,371	4,557
Foreign currency translation reserve (note 15.3)	779	716

Total	220,330	220,961

15.1 Share premium

TCHF	2023	2022
Balance at beginning of year	215,688	207,521
Net paid-in capital from capital increases	(1,014)	8,390
Transaction cost in relation to capital increases	(494)	(223)

Balance at end of year	214,180	215,688

15.2 Share-based payment reserve

TCHF	2023	2022
Balance at beginning of year	4,557	2,371
Share-based payments (note 31)	814	2,186

Balance at end of year	5,371	4,557

15.3 Foreign currency translation reserve

TCHF	2023	2022
Balance at beginning of year	716	255
Exchange differences arising on translating foreign operations	63	461

Balance at end of year	779	716